NOTE 14 – SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Subsequent Events [Abstract]
NOTE 14 – SUBSEQUENT EVENTS

NOTE 14 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, we have analyzed events and transactions that occurred subsequent to February 29, 2024 through the date these financial statements were issued and have determined that we do not have any other material subsequent events to disclose or recognize in these financial statements.

NOTE 14 – SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to the date these financial statements were issued.

Conversion of Series C preferred stock to common stock

Subsequent to the year ended August 31, 2023, the Company issued total 1,056,681,936 common shares for the conversion of total 174,421 Series C preferred stock.

Reverse Stock split

As previously disclosed in the Company’s Form 10-Q for the quarter ended May 31, 2023, on June 12, 2023, the Board of Directors approved a reverse split for the Company’s issued and outstanding common stock, at a ratio of 1 share for every 10,000 shares, contingent upon receiving a market effectiveness date from FINRA.

On September 8, 2023, however, the Board of Directors decided to cancel the company's upcoming 10,000 to 1 reverse split. The Board of Directors decided it would not be in the best interest of the stockholders or the Company to execute a reverse split at this time. The Company informed FINRA that it will not be moving forward with the reverse split and wthdrew its application.

Insurance of common shares

On October 5, 2023, the Board of Directors resolved to issue 225,000,000 shares of the Company’s restricted common stock, par value $0.001 per share, to Chiyuan Deng, the Chief Executive Officer, as executive salaries.